MINERAL PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of mineral property, plant, and equipment
Depreciation begins when an asset is available for its intended use and is spread over its useful lives so as to expense the cost of property, plant and equipment (other than properties under construction) using the straight-line method or unit of production (“UoP”) based on ounces produced, as appropriate, not exceeding the life of the mine, as follows:

Asset	Useful life
Mineral properties and stripping costs	UoP
Buildings and site improvements	UoP
Processing plant, mobile equipment, office equipment and vehicles	1-8 years

	Land, building, plant & equipment (2)	Operating mine mineral interests	Development projects and Exploration & evaluation	Total
Cost
As at January 1, 2025	$364,922	$178,199	$437,155	$980,276
Additions	26,119	—	436,696	462,815
Transfers	54,568	20,559	(75,127)	—
Environmental obligations, change of estimate	37,511	—	16,402	53,913
At December 31, 2025	$483,120	$198,758	$815,126	$1,497,004

Accumulated depreciation and amortization and impairment
At January 1, 2025	$(137,439)	$(47,192)	$—	$(184,631)
DDA	(53,102)	(18,641)	—	(71,743)
At December 31, 2025	(190,541)	(65,833)	—	(256,374)
Carrying amount, December 31, 2025 (1)	$292,579	$132,925	$815,126	$1,240,630

Amounts included above as at December 31, 2025
Exploration and evaluation assets	$—	$—	$6,278	$6,278
Assets under construction	$—	$—	$808,849	$808,849
(1) Includes $36.6 million in borrowing costs capitalized as of December 31, 2025, allocated mainly to Kurmuk project, and an immaterial balance to the Sadiola expansion project.
(2) Inclusive of right-of-use assets with a carrying value of $18.0 million as at December 31, 2025, and a depreciation expense of $11.1 million.

	Land, building, plant & equipment (1)	Operating mine mineral interests	Development projects and Exploration & evaluation	Total
Cost
As at January 1, 2024	$288,932	$174,262	$273,015	$736,209
Additions	61,980	2,000	163,553	227,533
Transfers	—	1,937	(1,937)	—
Environmental obligations, change of estimate	14,010	—	2,524	16,534
At December 31, 2024	$364,922	$178,199	$437,155	$980,276

Accumulated depreciation and amortization and impairment
At January 1, 2024	$(100,879)	$(34,770)	$—	$(135,649)
DDA	(36,560)	(12,422)	—	(48,982)
At December 31, 2024	(137,439)	(47,192)	—	(184,631)
Carrying amount, December 31, 2024	$227,483	$131,007	$437,155	$795,645

Amounts included above as at December 31, 2024
Exploration and evaluation assets	$—	$—	$12,754	12,754
Assets under construction	$—	$—	$424,402	$424,402
(1) Inclusive of right-of-use assets with a carrying value of $27.1 million for the year ended December 31, 2024, and a depreciation expense of $5.6 million.